UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09096
                                   --------------------------------------------

                                AmeriPrime Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN    46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   ----------------------------

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  4/30/05
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                =================================================
                                 AAM EQUITY FUND
                =================================================












                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005

                                   (UNAUDITED)









                                  FUND ADVISOR:

                       APPALACHIAN ASSET MANAGEMENT, INC.
                           1018 KANAWHA BOULEVARD EAST
                                    SUITE 301
                         CHARLESTON, WEST VIRGINIA 25301

                            TOLL FREE (888) 905-2283

FUND HOLDINGS - (UNAUDITED)
-------------

                AAM EQUITY FUND HOLDINGS AS OF APRIL 30, 2005 1

                                [CHART OMITTED]

Domestic Common Stocks                                             92.85%
American Depositary Receipts                                        6.17%
Other assets in excess of liabilities                               0.98%


1    As a percentage of net assets.


AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at
www.sec.gov.  The  Fund's  Form N-Qs may be  reviewed  and  copied at the Public
------------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2004) and held for the entire period (through April 30, 2005).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

  --------------------------------- --------------------- -------------------------- --------------------------
                                     BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
          AAM EQUITY FUND                  VALUE                    VALUE                  PERIOD* ENDED
                                      NOVEMBER 1, 2004         APRIL 30, 2005             APRIL 30, 2005
  --------------------------------- --------------------- -------------------------- --------------------------
  Actual                                 $1,000.00                $1,048.42                    $5.84

  --------------------------------- --------------------- -------------------------- --------------------------
  Hypothetical                           $1,000.00                $1,019.09                    $5.76
  (5% return before expenses)
  --------------------------------- --------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)


COMMON STOCKS - 99.02%                                                               SHARES                     VALUE
                                                                                  --------------           -----------------

AIRCRAFT ENGINES & ENGINE PARTS - 2.57%
United Technologies Corp.                                                                 3,000             $       305,160
                                                                                                           -----------------

BIOLOGICAL PRODUCTS - 2.45%
Amgen, Inc.  (a)                                                                          5,000                     291,050
                                                                                                           -----------------

CHEMICAL & ALLIED PRODUCTS - 1.93%
Dow Chemical Co.                                                                          5,000                     229,650
                                                                                                           -----------------

COMPUTER COMMUNICATION EQUIPMENT - 1.89%
Cisco Systems, Inc. (a)                                                                  13,000                     224,640
                                                                                                           -----------------

CRUDE PETROLEUM & NATURAL GAS - 2.40%
EOG Resources, Inc.                                                                       6,000                     285,300
                                                                                                           -----------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 2.66%
Medtronic, Inc.                                                                           6,000                     316,200
                                                                                                           -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.29%
General Electric Co.                                                                      7,500                     271,500
                                                                                                           -----------------

ELECTRONIC COMPUTERS - 2.35%
Dell, Inc. (a)                                                                            8,000                     278,640
                                                                                                           -----------------

FARM MACHINERY & EQUIPMENT - 2.11%
Deere & Co.                                                                               4,000                     250,160
                                                                                                           -----------------

FINANCE SERVICES - 2.00%
American Express Co.                                                                      4,500                     237,150
                                                                                                           -----------------

FIRE, MARINE & CASUALTY INSURANCE - 4.52%
Berkshire Hathaway, Inc. - Class B (a)                                                      100                     279,801
Markel Corp. (a)                                                                            750                     257,325
                                                                                                           -----------------
                                                                                                                    537,126
                                                                                                           -----------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.15%
Wellpoint, Inc. (a)                                                                       2,000                     255,500
                                                                                                           -----------------

INDUSTRIAL INORGANIC CHEMICALS - 2.36%
Praxair, Inc.                                                                             6,000                     280,980
                                                                                                           -----------------

LIFE INSURANCE - 2.11%
Jefferson-Pilot Corp.                                                                     5,000                     251,050
                                                                                                           -----------------

METAL MINING - 2.03%
Rio Tinto Plc. (b)                                                                        2,000                     241,200
                                                                                                           -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.26%
International Game Technology                                                            10,000                     268,900
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 99.02% - CONTINUED                                                   SHARES                     VALUE
                                                                                  --------------           -----------------

NATIONAL COMMERCIAL BANKS - 4.43%
Bank of America Corp.                                                                     6,000             $       270,240
Wachovia Corp.                                                                            5,000                     255,900
                                                                                                           -----------------
                                                                                                                    526,140
                                                                                                           -----------------

OIL & GAS FIELD SERVICES - 1.73%
Schlumberger Ltd.                                                                         3,000                     205,230
                                                                                                           -----------------

ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 2.06%
Zimmer Holdings, Inc. (a)                                                                 3,000                     244,260
                                                                                                           -----------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 4.04%
Colgate-Palmolive Co.                                                                     5,000                     248,950
Estee Lauder Companies, Inc. - Class A                                                    6,000                     230,460
                                                                                                           -----------------
                                                                                                                    479,410
                                                                                                           -----------------

PERSONAL CREDIT INSTITUTIONS - 1.79%
Capital One Financial Corp.                                                               3,000                     212,670
                                                                                                           -----------------

PETROLEUM REFINING - 9.03%
BP Plc. (b)                                                                               4,000                     243,600
Exxon Mobil Corp.                                                                         5,000                     285,150
Murphy Oil Corp.                                                                          3,000                     267,270
Suncor Energy, Inc.                                                                       7,500                     276,450
                                                                                                           -----------------
                                                                                                                  1,072,470
                                                                                                           -----------------

PHARMACEUTICAL PREPARATIONS - 7.29%
Eli Lilly & Co.                                                                           5,000                     292,350
Johnson & Johnson                                                                         4,000                     274,520
Pfizer, Inc.                                                                             11,000                     298,870
                                                                                                           -----------------
                                                                                                                    865,740
                                                                                                           -----------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.89%
Eastman Kodak Co.                                                                         9,000                     225,000
                                                                                                           -----------------

RADIOTELEPHONE COMMUNICATIONS - 1.90%
Dominion Resources, Inc.                                                                  3,000                     226,200
                                                                                                           -----------------

REAL ESTATE AGENTS & MANAGERS - 1.68%
Cendant Corp.                                                                            10,000                     199,100
                                                                                                           -----------------

RETAIL - AUTO DEALERS & GASOLINE STATIONS - 1.95%
Carmax, Inc. (a)                                                                          8,500                     231,880
                                                                                                           -----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.17%
Walgreen Co.                                                                              6,000                     258,360
                                                                                                           -----------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.19%
Lowe's Companies, Inc.                                                                    5,000                     260,550
                                                                                                           -----------------


See accompanying notes which are an integral part of the financial statements.

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

COMMON STOCKS - 99.02% - CONTINUED                                                   SHARES                     VALUE
                                                                                  --------------           -----------------

RETAIL - VARIETY STORES - 1.59%
Wal Mart Stores, Inc.                                                                     4,000             $       188,560
                                                                                                           -----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION  - 3.88%
Harrahs Entertainment, Inc.                                                               3,000                     196,860
Walt Disney Co.                                                                          10,000                     264,000
                                                                                                           -----------------
                                                                                                                    460,860
                                                                                                           -----------------

SERVICES - PREPACKAGED SOFTWARE - 3.89%
Check Point Software Technologies Ltd. (a)                                               10,000                     209,500
Microsoft Corp.                                                                          10,000                     253,000
                                                                                                           -----------------
                                                                                                                    462,500
                                                                                                           -----------------
SHIP & BOAT BUILDING & PREPARING - 2.39%
General Dynamics Corp.                                                                    2,700                     283,635
                                                                                                           -----------------

SUGAR & CONFECTIONERY PRODUCTS - 2.91%
Wrigley WM Jr. Co.                                                                        5,000                     345,650
                                                                                                           -----------------

TELEPHONE COMMUNICATIONS - 2.09%
America Movil - Series L (b)                                                              5,000                     248,250
                                                                                                           -----------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 2.04%
Sysco Corp.                                                                               7,000                     242,200
                                                                                                           -----------------

TOTAL COMMON STOCKS (COST $10,037,204)                                                                           11,762,871
                                                                                                           -----------------


TOTAL INVESTMENTS (COST $10,037,204) - 99.02%                                                               $    11,762,871
                                                                                                           -----------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.98%                                                                       115,861
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                  $    11,878,732
                                                                                                           =================

(a)  Non-income producing.
(b)  American Depositary Receipts.


See accompanying notes which are an integral part of the financial statements.

AAM EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)



ASSETS
Investments in securities, at value (cost $10,037,204)                                              $     11,762,871
Receivable for Fund shares sold                                                                              150,000
Dividends receivable                                                                                           5,710
Interest receivable                                                                                              466
                                                                                                   ------------------
     TOTAL ASSETS                                                                                         11,919,047
                                                                                                   ------------------

LIABILITIES
Payable to custodian                                                                                          29,560
Payable to Advisor                                                                                            10,723
Trustee fees accrued                                                                                              32
                                                                                                   ------------------
     TOTAL LIABILITIES                                                                                        40,315
                                                                                                   ------------------

NET ASSETS                                                                                          $     11,878,732
                                                                                                   ==================

NET ASSETS CONSIST OF:
Paid in capital                                                                                            9,480,120
Accumulated undistributed net investment income                                                                7,868
Accumulated net realized gain from investment transactions                                                   665,077
Net unrealized appreciation on investments                                                                 1,725,667
                                                                                                   ------------------

NET ASSETS                                                                                          $     11,878,732
                                                                                                   ==================

Shares outstanding (unlimited number of shares authorized)                                                 1,130,729
                                                                                                   ------------------

Net Asset Value,
offering and redemption price per share                                                             $          10.51
                                                                                                   ==================


See accompanying notes which are an integral part of the financial statements.

AAM EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)



INVESTMENT INCOME
Dividend income                                                                                          $    131,180
Interest income                                                                                                 2,021
                                                                                                        --------------
  TOTAL INVESTMENT INCOME                                                                                     133,201
                                                                                                        --------------

EXPENSES
Investment advisor fee                                                                                         79,155
Trustee expenses                                                                                                1,951
                                                                                                        --------------
  TOTAL EXPENSES                                                                                               81,106
Less: Reimbursement by Advisor (a)                                                                             (1,951)
                                                                                                        --------------
Net operating expenses                                                                                         79,155
                                                                                                        --------------
NET INVESTMENT INCOME                                                                                          54,046
                                                                                                        --------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                                                    665,123
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                    72,175
                                                                                                        --------------
Net realized and unrealized gain on investment securities                                                     737,298
                                                                                                        --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $    791,344
                                                                                                        ==============

(a)  See Note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

AAM EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS ENDED
                                                                                  APRIL 30, 2005                    YEAR ENDED
                                                                                   (UNAUDITED)                   OCTOBER 31, 2004
                                                                           ------------------------        ------------------------
OPERATIONS
  Net investment income                                                      $            54,046             $            37,956
  Net realized gain on investment securities                                             665,123                       1,534,722
  Change in net unrealized appreciation (depreciation) on investments                     72,175                        (375,538)
                                                                           ------------------------        ------------------------
  Net increase in net assets resulting from operations                                   791,344                       1,197,140
                                                                           ------------------------        ------------------------

DISTRIBUTIONS
  From net investment income                                                             (69,963)                        (60,011)
  From net realized gain                                                                (551,561)                              -
                                                                           ------------------------        ------------------------
  Total distributions                                                                   (621,524)                        (60,011)
                                                                           ------------------------        ------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Fund shares sold                                                       3,795,327                       9,175,749
  Reinvestment of distributions                                                          115,048                           3,501
  Amount paid for Fund shares repurchased                                             (6,588,632)                    (13,159,746)
                                                                           ------------------------        ------------------------
  Net (decrease) in net assets resulting
     from capital share transactions                                                  (2,678,257)                     (3,980,496)
                                                                           ------------------------        ------------------------

TOTAL (DECREASE) IN NET ASSETS                                                        (2,508,437)                     (2,843,367)
                                                                           ------------------------        ------------------------

NET ASSETS
  Beginning of year                                                                   14,387,169                      17,230,536
                                                                           ------------------------        ------------------------

  End of year                                                                $        11,878,732             $        14,387,169
                                                                           ========================        ========================

Accumulated undistributed net investment income
   included in net assets at end of period                                   $             7,868             $            23,785
                                                                           ------------------------        ------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                            350,021                         887,602
  Shares issued in reinvestment of distributions                                          10,584                             340
  Shares repurchased                                                                    (608,230)                     (1,267,027)
                                                                           ------------------------        ------------------------

  Net (decrease) from capital share transactions                                        (247,625)                       (379,085)
                                                                           ========================        ========================


See accompanying notes which are an integral part of the financial statements.

AAM EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                    ENDED                 YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2005
                                                 (UNAUDITED)          2004        2003         2002         2001         2000
                                              -----------------    ----------  ----------   ----------   ----------   ----------

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $        10.44      $   9.80    $   8.48     $   9.63     $  11.53      $  10.99
                                              -----------------    ----------  ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income                                   0.04          0.03        0.04         0.09         0.05          0.03
  Net realized and unrealized gain (loss)                 0.48          0.65        1.36        (1.19)       (1.92)         0.55
                                              -----------------    ----------  ----------   ----------   ----------   ----------
Total from investment operations                          0.52          0.68        1.40        (1.10)       (1.87)         0.58
                                              -----------------    ----------  ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             (0.05)        (0.04)      (0.08)       (0.05)       (0.03)        (0.04)
  From net realized gain                                 (0.40)            -           -            -            -             -
                                              -----------------    ----------  ----------   ----------   ----------   ----------
Total distributions                                      (0.45)        (0.04)      (0.08)       (0.05)       (0.03)        (0.04)
                                              -----------------    ----------  ----------   ----------   ----------   ----------

Net asset value, end of period                  $        10.51      $  10.44    $   9.80     $   8.48     $   9.63     $   11.53
                                              =================    ==========  ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                         4.84% (b)      6.89%     16.58%      -11.49%      -16.28%         5.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $       11,879      $  14,387   $ 17,231     $  7,857     $  5,371     $   5,295
Ratio of expenses to average net assets                  1.15% (c)      1.15%      1.15%        1.20%        1.15%         1.15%
Ratio of expenses to average net assets
   before reimbursement                                  1.18% (c)      1.17%      1.20%        1.33%        1.30%         1.35%
Ratio of net investment income to
   average net assets                                    0.79% (c)      0.26%      0.47%        0.95%        0.46%         0.22%
Ratio of net investment income to
   average net assets before reimbursement               0.76% (c)      0.24%      0.41%        0.83%        0.30%         0.02%
Portfolio turnover rate                                  7.83%         49.76%     34.26%       20.06%       21.63%        32.79%


(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)  Not annualized.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on April 7, 1998. The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on June 30, 1998. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Appalachian Asset Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The Fund expects that its distributions will consist primarily of capital gains and will be made at least annually.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of disinterested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. The Advisor has also contractually agreed through February 28, 2006 to reimburse the Fund for the fees and expenses of the disinterested Trustees to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the six months ended April 30, 2005, the Advisor earned fees of $79,155 from the Fund before reimbursement of $1,951 in Fund expenses. As of April 30, 2005, the Fund owed the Advisor $10,723.

Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., manages the Fund's business affairs and provides the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2005. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of Unified Financial Securities, Inc. As a result, those persons may be deemed to be affiliates of the Distributor.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4.  INVESTMENTS

For the six months ended April 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

PURCHASES
     U.S. Government Obligations   $           -
     Other                             1,053,891
SALES
     U.S. Government Obligations   $           -
     Other                             4,061,515

As of April 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                 $   2,025,813
Gross (Depreciation)                    (300,146)
                                   --------------
Net Appreciation
on Investments                     $   1,725,667
                                   ==============

At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $10,037,204.

NOTE 5.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, RSBCO was the record owner of 73.83% of the outstanding shares of the Fund. Shares held by RSBCO are beneficially owned by discretionary investment advisory clients of AAM Investments, LLC. As a result, AAM Investments, LLC, which is a related party of the Advisor, may be deemed to beneficially own these shares and may be deemed to control the Fund.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2004 and 2003 were as follows:

Distributions paid from:                     2004                 2003
                                        ----------------    ------------------

        Ordinary income                  $       60,111      $         70,691
        Long-term Capital Gain                        -                     -
                                        ----------------    ------------------

                                         $       60,111      $         70,691
                                        ================    ==================

On December 29, 2004, the Fund paid an ordinary income dividend of $0.0507 per share and a long-term capital gain distribution of $0.3997 to shareholders of record on December 28, 2004.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 7. DISTRIBUTION TO SHAREHOLDERS - CONTINUED

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)              $      23,785
Undistributed long-term capital gain/(accumulated losses)             551,516
Unrealized appreciation/(depreciation)                              1,653,491
                                                               ---------------
                                                                $   2,228,792
                                                               ===============

NOTE 8.  SUBSEQUENT EVENT

On June 6, 2005, the Fund, then a series of the Trust, assigned all of its assets and liabilities to the AAM Equity Fund, a series of the Unified Series Trust, in exchange for a number of AAM Equity Fund Shares equivalent in number and value to shares of the Fund outstanding immediately prior thereto, followed by a distribution of those shares to Fund shareholders (the "Shareholders") in liquidation of their shares of the Fund (this transaction is referred to as the "Reorganization"). As a result of the Reorganization, the Fund has ceased operations.

                                OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004 are available without charge upon request by calling the Fund at (888) 905-2283 and in documents filed with the SEC on the SEC's website at www.sec.gov.
                                                            -----------

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Appalachian Asset Management, Inc.
1018 Kanawha Boulevard East, Suite 301
Charleston, WV  25301

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204







This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS. NOT APPLICABLE - disclosed with annual report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. NOT APPLICABLE- disclosed with annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. NOT APPLICABLE - disclosed with annual report

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. NOT APPLICABLE - applies to listed companies only

ITEM 6. SCHEDULE OF INVESTMENTS. NOT APPLICABLE - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.
(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Not Applicable - filed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Funds
            -------------------------------------------------

By
*               /s/ Anthony J. Ghoston
 ------------------------------------------------------------
         Anthony J. Ghoston, President

Date   July 11, 2005
    ---------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Anthony J. Ghoston
 ------------------------------------------------------------
         Anthony J. Ghoston, President

Date   July 11, 2005
    ---------------------------------------------------------

By
*         /s/ Freddie Jacobs, Jr.
 ------------------------------------------------------------
         Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date   July 11, 2005
    ---------------------------------------------------------